TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 client
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	292,153
Chile
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	70,000
Brazil
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	84,153
Argentina
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	67,580
Paraguay
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	70,420